Debt securities in issue (Tables)	6 Months Ended
Jun. 30, 2021
Debt securities in issue
Schedule of Debt Securities

	At 30 June 2021			At 31 December 2020
	At fair value through profit or loss	At amortised cost	Total	At fair value through profit or loss	At amortised cost	Total
	£m	£m	£m	£m	£m	£m

Medium-term notes issued	6,818	20,588	27,406	6,783	21,501	28,284
Covered bonds	—	20,117	20,117	—	23,977	23,977
Certificates of deposit	—	464	464	—	3,597	3,597
Securitisation notes	38	4,093	4,131	45	4,436	4,481
Commercial paper	—	9,858	9,858	—	5,782	5,782
	6,856	55,120	61,976	6,828	59,293	66,121